Cardiothoracic Closure Business Divestiture - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Aug. 03, 2017	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of businesses			$ 3,000	$ 51,000
Discontinued Operations, Disposed of by Sale [Member] | Cardiothoracic [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of businesses	$ 54,000
Escrow deposit	3,000
Cash consideration	(51,000)	$ 3,000
Contingent consideration earned upon certain revenue milestones	5,000
Contingent cash consideration receivable	$ 1,000